SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	45%	45%
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	100%	100%
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	20%	20%
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	Straight line / 5 years	Straight line / 5 years
Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	20%	20%
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	30%	30%